AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 99.3%
Communication Services - 15.9%
Alphabet, Inc., Class A	88,307	$18,016,394
Meta Platforms, Inc., Class A	15,004	10,340,457
Netflix, Inc.*	4,639	4,531,190

Total Communication Services		32,888,041
Consumer Discretionary - 13.8%
Amazon.com, Inc.*	44,373	10,546,575
Chipotle Mexican Grill, Inc.*	125,341	7,313,647
Garmin, Ltd. (Switzerland)	29,822	6,437,079
Lululemon Athletica, Inc. (Canada)*,1	10,352	4,287,798

Total Consumer Discretionary		28,585,099
Consumer Staples - 3.3%
Monster Beverage Corp.*	140,250	6,831,578
Energy - 1.0%
Valero Energy Corp.	15,556	2,068,948
Financials - 12.6%
Blackrock, Inc.	8,727	9,385,888
Marsh & McLennan Cos., Inc.	32,304	7,006,092
Mastercard, Inc., Class A	17,201	9,553,951

Total Financials		25,945,931
Health Care - 5.4%
Amgen, Inc.	17,170	4,900,661
Danaher Corp.	28,047	6,247,189

Total Health Care		11,147,850
Industrials - 8.3%
Rollins, Inc.	57,026	2,822,787
Uber Technologies, Inc.*	129,479	8,655,671
	Shares	Value

Waste Connections, Inc. (Canada)	31,079	$5,711,388

Total Industrials		17,189,846
Information Technology - 36.8%
Adobe, Inc.*	16,604	7,263,420
Apple, Inc.	71,424	16,856,064
Microsoft Corp.	44,633	18,525,373
NVIDIA Corp.	136,714	16,415,250
Texas Instruments, Inc.	45,000	8,307,450
Workday, Inc., Class A*	33,395	8,751,493

Total Information Technology		76,119,050
Materials - 1.1%
The Sherwin-Williams Co.	6,226	2,229,904
Real Estate - 1.1%
Public Storage, REIT	7,408	2,211,140

Total Common Stocks (Cost $144,050,288)		205,217,387
Short-Term Investments - 0.8%
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%[2]	678,343	678,343
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%[2]	1,017,515	1,017,515

Total Short-Term Investments (Cost $1,695,858)		1,695,858
Total Investments - 100.1% (Cost $145,746,146)		206,913,245
Other Assets, less Liabilities - (0.1)%		(110,361)
Net Assets - 100.0%		$206,802,884

*	Non-income producing security.
[1]	Some of this security, amounting to $4,244,722 or 2.1% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$205,217,387	—	—	$205,217,387
Short-Term Investments
Other Investment Companies	1,695,858	—	—	1,695,858
Total Investments in Securities	$206,913,245	—	—	$206,913,245

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,244,722	—	$4,402,902	$4,402,902
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	04/15/25-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.